Property, Plant and Equipment - Additional lease information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Expenses relating to short-term leases	$ 162	$ 258	$ 313
Expenses relating to low-value asset leases	342	230	143
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$ 1,874	$ 2,018	$ 1,631